                             Janus Investment Fund
                              Janus Worldwide Fund
                            Janus Mid Cap Value Fund

                         Supplement dated June 30, 2006
                      to Currently Effective Prospectuses

Effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus with respect to Janus Worldwide Fund:

   The investment advisory agreement for Janus Worldwide Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

     * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

In addition, the following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Mid Cap Value Fund, and he co-managed the Fund's predecessor since February 2002. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins is lead Co-Manager of Janus Mid Cap Value Fund, and was lead Co-Manager of the Fund's predecessor since 1998. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                             Janus Investment Fund
                              Janus Worldwide Fund

                         Supplement dated June 30, 2006
                       to Currently Effective Prospectus

Effective July 1, 2006, the following supplements the information in the "FEES AND EXPENSES" section of the Prospectus:

   The investment advisory agreement for the Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment commencing February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund ("Fund Performance") as compared to the performance of the Fund's benchmark, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").

   Additionally, for the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital has contractually agreed to waive its right to receive a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver will apply for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, is less than Benchmark Performance for that period, as follows:

PERCENT BY WHICH FUND PERFORMANCE IS LESS THAN
            BENCHMARK PERFORMANCE               ANNUAL RATE OF WAIVER AS PERCENT OF AVERAGE NET ASSETS*
----------------------------------------------  -------------------------------------------------------
                     0.0                                             0.0
                    -0.5                                             0.0125
                    -1.0                                             0.0250
                    -1.5                                             0.0375
                    -2.0                                             0.0500
                    -2.5                                             0.0625
                    -3.0                                             0.0750
                    -3.5                                             0.0875
                    -4.0                                             0.1000
                    -4.5                                             0.1125
                    -5.0                                             0.1250
                    -5.5                                             0.1375
                    -6.0                                             0.1500

     --------------------

     * The waiver is calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.

   For example, the first waiver will be calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance is less than Benchmark Performance by 0.5% or more, a waiver will be applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation will be repeated monthly, with each successive monthly calculation based on a period that includes the most recently completed month, until the last waiver, if any, is calculated for the period from February 1, 2006 through December 31, 2006 and applied during January 2007. The Waiver Period terminates effective January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment commencing February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.

   During the Waiver Period, even if Fund Performance should exceed Benchmark Performance, the management fee will not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived.

                             Janus Investment Fund
                            Janus Mid Cap Value Fund

                         Supplement dated June 30, 2006
                      to Currently Effective Prospectuses

The following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Jeffrey R. Kautz, CFA, is Co-Manager of Janus Mid Cap Value Fund, and he co-managed the Fund's predecessor since February 2002. He is also Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.

   Thomas M. Perkins is lead Co-Manager of Janus Mid Cap Value Fund, and was lead Co-Manager of the Fund's predecessor since 1998. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

                             Janus Investment Fund
                           Janus Small Cap Value Fund

                         Supplement dated June 30, 2006
                      to Currently Effective Prospectuses

The following replaces the corresponding information under "PERKINS PORTFOLIO MANAGERS" in the "INVESTMENT PERSONNEL" section of the Prospectus:

   Robert H. Perkins is lead Co-Manager of Janus Small Cap Value Fund, and he co-managed the Fund's predecessor since its inception in 1985. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. He holds a Bachelor of Science degree in Business from Miami University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.

   Todd H. Perkins is Co-Manager of Janus Small Cap Value Fund. Mr. Perkins has been Co-Manager of the Fund since February 2004. He joined Perkins in 1998 as head trader and research analyst. Mr. Perkins holds a Bachelor of Arts degree in Communications from DePaul University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund.